Commitments	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments (Expressed in Canadian $000’s except per share amounts)

10.	Commitments

a)	The Company holds an operating lease agreement for office space in Calgary, Alberta commencing on March 1, 2012 and ending on February 28, 2017. The annual average basic rent obligation is $110, payable in monthly instalments of $9. In addition to the basic rent, additional rent is payable monthly, and includes the Company’s proportionate share of all operating costs and taxes.

b)	The Company held an operating lease agreement for the lease of office space in Bakersfield, California commencing July 1, 2010 and ending on September 30, 2012. The annual basic rent obligation is US$37 per annum, payable in monthly instalments of US$3. In addition to the basic rent, additional rent is payable monthly, and includes the Company’s proportionate share of all operating costs and taxes. During the year, the Company signed a new five year lease, beginning July 1, 2012, for the Bakersfield, California office space. The annual average basic rent obligation will be US$77 per annum, payable in average monthly instalments of USD$6. As with the prior lease, additional rent will be payable monthly, which will include the Company’s proportionate share of all operating costs and taxes.